Statements of Changes in Members' Equity - USD ($) $ in Thousands	Total	Members' Equity	Accumulated Deficit
Balance at Dec. 31, 2014	$ 49,509	$ 49,787	$ (278)
Net income	99		99
Balance at Dec. 31, 2015	49,608	49,787	(179)
Member contributions	5,000	5,000
Net income	(1,173)		(1,173)
Balance at Dec. 31, 2016	$ 53,435	$ 54,787	$ (1,352)